Convertible Note - Related Party	12 Months Ended
Aug. 31, 2017
Debt Disclosure [Abstract]
Convertible Note - Related Party

During the year ended August 31, 2017, the Company issued 400,000 common shares in relation to conversion options exercised during the period, which reduced related party convertible debt by $54,000.

During the year ended August 31, 2017, the Company reclassified related party convertible notes with a principal balance of $116,000 plus accrued interest in the amount of $35,184 to notes issued to non-related parties.

The following convertible notes to related parties were outstanding as at August 31, 2017 and August 31, 2016:

	August 31, 2017	August 31, 2016
Note balance	$–	$170,000
Accrued interest	–	21,264
	$–	$191,264